Future Minimum Contractual Revenue - Operating Lease, payments to be received (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2024	$ 830,176
2025	605,990
2026	472,550
2027	387,613
2028	332,176
2029 and thereafter	478,117
Total	$ 3,106,622